Note 2 - Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2015
Note 2 - Significant Accounting Policies (Details) [Line Items]
Ship-owning Crew Contract Term	9 months
Number of Reportable Segments	1
Minimum [Member] | Vessels [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	25 years